PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET (Details) - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET
Other receivables, net of allowance for doubtful accounts of $nil, $166,535 and $nil at December 31, 2017, 2018 and 2019, respectively	[1]	$ 2,566	$ 0	$ 164,455
Prepaid rental expenses		5,141	0	0
Prepaid expenses and other current assets		7,707	0	164,455
Increase (Decrease) in Other Receivables		0	(166,535)	$ 0
Allowance for Doubtful Other Receivables, Current			$ 0
Accounts Receivables Provision for Write Off		$ 166,535

[1]	A provision for loss is recognized in operating expenses when the loss on such assets is determined to be probable and amount can be reasonably estimated. The Group provided provision of $nil, $166,535 and $nil for other receivables during the years ended December 31, 2017 and 2018, respectively and wrote-off provision of $166,535 during the year ended December 31, 2019.